Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	538,132,125.65	24,886
Yield Supplement Overcollateralization Amount 12/31/25	30,559,711.67	0
Receivables Balance 12/31/25	568,691,837.32	24,886
Principal Payments	24,945,368.26	762
Defaulted Receivables	1,355,724.46	60
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	28,582,845.53	0
Pool Balance at 01/31/26	513,807,899.07	24,064

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.63%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	9,422,396.93	356
Past Due 61-90 days	3,644,710.32	124
Past Due 91-120 days	479,607.77	18
Past Due 121+ days	0.00	0
Total	13,546,715.02	498

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.50%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.76%
Delinquency Trigger Occurred	NO

Recoveries	1,175,396.08
Aggregate Net Losses/(Gains) - January 2026	180,328.38
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.38%
Prior Net Losses/(Gains) Ratio	0.88%
Second Prior Net Losses/(Gains) Ratio	0.58%
Third Prior Net Losses/(Gains) Ratio	0.82%
Four Month Average	0.67%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.46%
Weighted Average Contract Rate, Yield Adjusted	10.68%
Weighted Average Remaining Term	44.85

Flow of Funds	$ Amount
Collections	29,665,113.49
Investment Earnings on Cash Accounts	15,451.02
Servicing Fee	(473,909.86)
Transfer to Collection Account	-
Available Funds	29,206,654.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,089,505.54
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,162,432.82
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,542,710.03

Total Distributions of Available Funds	29,206,654.65

Servicing Fee	473,909.86
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	531,970,331.89
Principal Paid	24,324,226.58
Note Balance @ 02/17/26	507,646,105.31

Class A-1
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2a
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2b
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-3
Note Balance @ 01/15/26	386,670,331.89
Principal Paid	24,324,226.58
Note Balance @ 02/17/26	362,346,105.31
Note Factor @ 02/17/26	84.5615182%

Class A-4
Note Balance @ 01/15/26	89,800,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	89,800,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	37,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	37,000,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	18,500,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	18,500,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,339,718.04
Total Principal Paid	24,324,226.58
Total Paid	26,663,944.62

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.70735%
Coupon	4.13735%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.27000%
Interest Paid	1,698,127.21
Principal Paid	24,324,226.58
Total Paid to A-3 Holders	26,022,353.79

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8986594
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.7388839
Total Distribution Amount	21.6375433

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.9629573
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.7659897
Total A-3 Distribution Amount	60.7289470

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	746.68
Noteholders' Principal Distributable Amount	253.32

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	3,080,896.88
Investment Earnings	9,351.00
Investment Earnings Paid	(9,351.00)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88